SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2020	2021
	RMB	RMB
Aggregate cost basis	744,000,000	770,000,000
Gross unrealized holding gain	1,608,877	3,678,455

Aggregate fair value	745,608,877	773,678,455